Warrant Liability (Details) - $ / shares	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Warrant Liability (Details) [Line Items]
Warrants price per share	$ 0.01
Business combination, description	the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of such initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price and the $18.00 and $10.00 per share redemption trigger prices described above will be adjusted (to the nearest cent) to be equal to 180% and 100%, respectively, of the higher of the Market Value and the Newly Issued Price.	In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares and alignment shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of such initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price and the $18.00 and $10.00 per share redemption trigger prices described above will be adjusted (to the nearest cent) to be equal to 180% and 100%, respectively, of the higher of the Market Value and the Newly Issued Price.
Warrants price per share	$ 0.10
Business combination issue price	9.20
Private Placement [Member]
Warrant Liability (Details) [Line Items]
Sale of stock price per share	1.50	$ 1.50
Warrants price per share	$ 18.00	$ 18.00
Warrant [Member]
Warrant Liability (Details) [Line Items]
Business Acquisition, Period Results Included in Combined Entity	5 years	5 years
Sale of stock price per share	$ 18.00	$ 18.00
Warrants price per share	10.00	0.01
Class A common stock [Member]
Warrant Liability (Details) [Line Items]
Sale of stock price per share	10.00
Class A common stock [Member] | Warrant [Member]
Warrant Liability (Details) [Line Items]
Sale of stock price per share	18.00	18.00
Warrants price per share	$ 10.00	10.00
Warrant [Member]
Warrant Liability (Details) [Line Items]
Warrants price per share		$ 0.10